Receivables - Summary of Aging of Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 18,939	$ 18,662	$ 19,116
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	118	42
Current	9,424	9,802
Total	9,617	9,949	10,128
Retail [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,542	9,844
Retail [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	75	105
Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	39	27
Current	6,854	7,172
Total	6,910	7,231
Retail [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,893	7,199
Retail [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	17	32
Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9
Current	322	348
Total	331	348
Retail [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	331	348
Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	67	14
Current	1,617	1,662
Total	1,742	1,749
Retail [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,684	1,676
Retail [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	58	73
Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	1
Current	631	620
Total	634	621
Retail [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	634	621
Retail [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	102	42
Retail [Member] | 30-59 Days Past Due | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	29	27
Retail [Member] | 30-59 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4
Retail [Member] | 30-59 Days Past Due | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	67	14
Retail [Member] | 30-59 Days Past Due | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	1
Retail [Member] | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	12
Retail [Member] | 60-90 Days Past Due | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	10
Retail [Member] | 60-90 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1
Retail [Member] | 60-90 Days Past Due | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1
Retail [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4
Retail [Member] | Greater Than 90 Days | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4
Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	23	39
Current	9,190	8,480
Total	9,257	8,583	$ 8,930
Wholesale [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,213	8,519
Wholesale [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	44	64
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,551	3,591
Total	3,583	3,630
Wholesale [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,551	3,591
Wholesale [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	32	39
Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	21	31
Current	4,592	3,847
Total	4,625	3,901
Wholesale [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,613	3,878
Wholesale [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	12	23
Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	555	594
Total	555	596
Wholesale [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	555	594
Wholesale [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		2
Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	8
Current	492	448
Total	494	456
Wholesale [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	494	456
Wholesale [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	19	31
Wholesale [Member] | 30-59 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	18	29
Wholesale [Member] | 30-59 Days Past Due | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	2
Wholesale [Member] | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	2
Wholesale [Member] | 60-90 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	2
Wholesale [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	6
Wholesale [Member] | Greater Than 90 Days | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 1	$ 6